Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000009466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor shares
C000071456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional shares
C000009467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y shares
C000217516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor shares
C000217517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional shares
C000039201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor shares
C000123188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional shares
C000200995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y shares
C000009468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor shares
C000110199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional shares
C000200994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y shares
Without Sales Load [Member] | C000009466
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%	8.55%		12.62%
Without Sales Load [Member] | C000071456
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%	8.87%		12.99%
Without Sales Load [Member] | C000009467
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%	8.78%		12.89%
Without Sales Load [Member] | C000217516
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%	2.70%	13.67%
Without Sales Load [Member] | C000217517
Average Annual Return [Line Items]
Average Annual Return, Percent	29.09%	2.96%	13.95%
Without Sales Load [Member] | C000039201
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%	8.78%		8.11%
Without Sales Load [Member] | C000123188
Average Annual Return [Line Items]
Average Annual Return, Percent	24.67%	9.22%		8.53%
Without Sales Load [Member] | C000200995
Average Annual Return [Line Items]
Average Annual Return, Percent	24.53%	9.15%		8.39%
Without Sales Load [Member] | C000009468
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%	(0.79%)		1.42%
Without Sales Load [Member] | C000110199
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	(0.49%)		1.72%
Without Sales Load [Member] | C000200994
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	(0.56%)		1.53%
Domini Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%		15.08%
Domini Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%		15.08%
Domini Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%		15.08%
Domini Index: MSCI World Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Average Annual Return, Percent	18.66%	7.41%	14.72%
Domini Index: MSCI World Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted Index (net)
Average Annual Return, Percent	18.66%	7.41%	14.72%
Domini Index: MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Average Annual Return, Percent	24.33%	9.31%		9.33%
Domini Index: MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Average Annual Return, Percent	24.33%	9.31%		9.33%
Domini Index: MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Average Annual Return, Percent	24.33%	9.31%		9.33%
Domini Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)		1.35%
Domini Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)		1.35%
Domini Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)		1.35%